BALANCE SHEET COMPONENTS - Accounts Receivable, Net (Details) $ in Thousands		Dec. 31, 2024 USD ($) thirdPartyAgency	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts receivable, gross		$ 4,269	$ 63,517
Less: allowance for credit losses		0	(566)	$ (807)
Less: allowance for sales returns		0	(264)	$ (110)
Accounts receivable, net	[1]	$ 4,269	62,687
Number of third-party factor agencies | thirdPartyAgency		2
Cash held in escrow for factor agencies		$ 100	$ 500

[1]	In fiscal year 2023, we had related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. Due to the step-up investment by TZE SG in August 2024, SunPower and TotalEnergies S.E. and its affiliates are no longer a related party to the Company and the related party balance as of December 31, 2024 relates to that with TCL Zhonghuan Renewal Energy Co. Ltd and its affiliates. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).